Quarterly Holdings Report
for

Fidelity® SAI International Low Volatility Index Fund (formerly Fidelity® SAI International Minimum Volatility Index Fund)

July 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV2-QTLY-0919
1.9866139.104

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 1.8%
Sonic Healthcare Ltd.	845,138	$16,175,018
Telstra Corp. Ltd.	7,641,186	20,717,726

TOTAL AUSTRALIA		36,892,744

Belgium - 0.3%
Colruyt NV	105,341	5,500,611
Bermuda - 3.1%
Cheung Kong Infrastructure Holdings Ltd.	1,553,000	12,040,469
Hiscox Ltd.	614,293	12,699,709
Jardine Matheson Holdings Ltd.	511,425	31,041,354
Jardine Strategic Holdings Ltd.	256,267	8,785,163

TOTAL BERMUDA		64,566,695

Cayman Islands - 0.0%
China Huishan Dairy Holdings Co. Ltd. (a)(b)	5,145,000	138,021
Denmark - 1.0%
Christian Hansen Holding A/S	145,056	12,695,464
Tryg A/S	253,265	7,741,594

TOTAL DENMARK		20,437,058

Finland - 1.9%
Kesko Oyj	142,372	8,643,102
Sampo Oyj (A Shares)	732,433	30,542,961

TOTAL FINLAND		39,186,063

France - 8.1%
Essilor International SA	246,991	33,534,845
Korian SA	171,960	6,799,649
L'Oreal SA	128,536	34,434,023
Orange SA	1,682,569	24,939,848
Orpea	106,924	13,410,740
SCOR SE	268,450	11,054,878
Sodexo SA	163,377	18,745,967
Thales SA	221,943	25,072,756

TOTAL FRANCE		167,992,706

Germany - 4.8%
Beiersdorf AG	185,372	21,546,714
Hannover Reuck SE	98,786	15,495,760
LEG Immobilien AG	21,785	2,524,945
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	148,716	35,856,112
Symrise AG	261,985	24,257,055

TOTAL GERMANY		99,680,586

Hong Kong - 7.7%
CLP Holdings Ltd.	2,945,500	32,025,366
Hang Seng Bank Ltd.	1,267,900	30,135,206
Hong Kong & China Gas Co. Ltd.	8,046,654	17,767,827
Link (REIT)	2,805,500	32,631,289
MTR Corp. Ltd.	3,343,947	21,944,593
PCCW Ltd.	8,115,000	4,628,014
Power Assets Holdings Ltd.	2,724,000	19,469,164

TOTAL HONG KONG		158,601,459

Ireland - 0.3%
Glanbia PLC	421,012	5,499,511
Israel - 0.9%
Bank Hapoalim BM (Reg.) (a)	1,747,803	13,284,786
Israel Discount Bank Ltd. (Class A)	391,935	1,703,264
Mizrahi Tefahot Bank Ltd. (a)	122,383	2,945,041

TOTAL ISRAEL		17,933,091

Japan - 30.5%
Activia Properties, Inc.	1,470	6,749,380
Ajinomoto Co., Inc.	1,150,800	20,620,560
All Nippon Airways Ltd.	225,400	7,565,451
Aozora Bank Ltd.	247,800	5,678,960
Asahi Group Holdings	722,200	31,282,058
Canon, Inc.	250,200	6,785,737
Central Japan Railway Co.	119,600	24,041,127
Daito Trust Construction Co. Ltd.	158,500	20,506,365
Daiwa House REIT Investment Corp.	3,199	7,836,506
Fujifilm Holdings Corp.	715,000	33,889,881
Hankyu Hanshin Holdings, Inc.	531,000	18,718,494
Japan Airlines Co. Ltd.	241,500	7,607,505
Japan Prime Realty Investment Corp.	1,934	8,559,803
Japan Real Estate Investment Corp.	2,903	18,172,102
Japan Retail Fund Investment Corp.	5,485	11,031,510
Keihan Electric Railway Co., Ltd.	225,400	9,178,436
Kenedix Office Investment Corp.	899	6,462,156
Kintetsu Group Holdings Co. Ltd.	399,700	19,031,584
Kyushu Railway Co.	27,500	786,148
Mitsubishi Tanabe Pharma Corp.	517,700	5,886,524
Nagoya Railroad Co. Ltd.	401,600	11,093,005
Nippon Building Fund, Inc.	2,960	20,787,205
Nippon Telegraph & Telephone Corp.	773,600	34,913,410
Nisshin Seifun Group, Inc.	487,600	9,214,840
Nissin Food Holdings Co. Ltd.	160,000	9,986,212
NTT Data Corp.	1,086,600	14,267,387
NTT DOCOMO, Inc.	1,256,800	30,134,789
Odakyu Electric Railway Co. Ltd.	581,700	12,987,093
Oriental Land Co. Ltd.	194,700	25,843,074
ORIX JREIT, Inc.	5,782	11,230,229
Osaka Gas Co. Ltd.	873,500	16,046,720
Otsuka Holdings Co. Ltd.	716,300	26,341,913
Secom Co. Ltd.	393,300	30,823,328
Seven & i Holdings Co. Ltd.	803,700	27,428,636
SHIMANO, Inc.	178,800	25,359,721
Suntory Beverage & Food Ltd.	253,900	10,117,258
Tobu Railway Co. Ltd.	415,500	11,813,262
Tokyo Gas Co. Ltd.	832,700	20,785,596
Toyo Suisan Kaisha Ltd.	213,600	8,629,212

TOTAL JAPAN		628,193,177

Netherlands - 0.3%
Unilever NV	97,595	5,656,961
Norway - 1.1%
Marine Harvest ASA	919,252	22,117,763
Singapore - 2.7%
Ascendas Real Estate Investment Trust	1,290,100	2,864,266
CapitaMall Trust	5,873,900	11,163,213
Singapore Airlines Ltd.	1,089,500	7,627,816
Singapore Press Holdings Ltd.	3,215,200	5,140,872
Singapore Telecommunications Ltd.	12,090,600	29,165,142

TOTAL SINGAPORE		55,961,309

Spain - 0.5%
Enagas SA	475,658	10,359,938
Sweden - 2.1%
ASSA ABLOY AB (B Shares)	671,134	15,393,890
Svenska Handelsbanken AB (A Shares)	2,992,646	26,927,594
Swedbank AB (A Shares)	13,306	181,197

TOTAL SWEDEN		42,502,681

Switzerland - 14.2%
Baloise Holdings AG	102,279	18,500,822
Givaudan SA	11,054	29,409,164
Helvetia Holding AG (Reg.)	68,398	8,713,515
Lindt & Spruengli AG	84	6,951,083
Nestle SA (Reg. S)	424,534	45,037,626
Novartis AG	497,177	45,590,561
PSP Swiss Property AG	18,159	2,176,414
Roche Holding AG (participation certificate)	154,439	41,337,946
SGS SA (Reg.)	7,975	19,726,007
Swiss Life Holding AG	1,553	751,867
Swiss Prime Site AG	149,385	13,150,326
Swiss Re Ltd.	360,516	35,002,187
Swisscom AG	53,204	25,811,603

TOTAL SWITZERLAND		292,159,121

United Kingdom - 17.0%
Admiral Group PLC	485,845	12,803,418
BAE Systems PLC	3,875,660	25,748,866
Bunzl PLC	703,559	18,395,359
Compass Group PLC	1,570,253	39,728,229
Diageo PLC	972,451	40,551,401
Direct Line Insurance Group PLC	2,879,960	11,291,478
GlaxoSmithKline PLC	110,773	2,290,889
Informa PLC	2,623,357	27,882,911
National Grid PLC	3,348,625	34,382,115
Pearson PLC	1,088,023	11,521,484
RELX PLC (London Stock Exchange)	1,649,394	39,183,851
Royal Dutch Shell PLC Class B (United Kingdom)	194,478	6,142,594
Scottish & Southern Energy PLC	266,355	3,550,963
Smith & Nephew PLC	1,660,625	37,594,606
Tate & Lyle PLC	786,215	7,222,501
Tritax Big Box REIT PLC	3,170,190	5,898,560
Unilever PLC	246,466	14,827,932
United Utilities Group PLC	1,273,453	12,212,624

TOTAL UNITED KINGDOM		351,229,781

TOTAL COMMON STOCKS
(Cost $1,947,365,257)		2,024,609,276
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.55% 9/12/19 (c)
(Cost $2,991,287)	$3,000,000	2,993,216
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund 2.43% (d)
(Cost $19,134,714)	19,130,888	19,134,714
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,969,491,258)		2,046,737,206
NET OTHER ASSETS (LIABILITIES) - 0.6%		13,152,929
NET ASSETS - 100%		$2,059,890,135

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	376	Sept. 2019	$35,413,560	$(128,799)	$(128,799)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,505,588.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,257,292
Fidelity Securities Lending Cash Central Fund	136,890
Total	$1,394,182

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.